COMMITMENTS AND CONTINGENCIES (Details) - Schedule of Future Minimum Payments for Contractual Obligations - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Schedule of Future Minimum Payments for Contractual Obligations [Abstract]
Operating Lease Obligations	$ 530,224	$ 192,868
Operating Lease Obligations		95,927
Operating Lease Obligations	227,384	79,297
Operating Lease Obligations	178,297	17,644
Operating Lease Obligations	$ 76,512	$ 0